Northern Lights Fund Trust

Ascendant Balanced Fund

Ascendant Natural Resources Fund

Ascendant Deep Value Convertibles Fund

Incorporated herein by reference is the definitive version of the supplement for Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant Deep Value Convertibles Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 7, 2014, (SEC Accession No. 0000910472-14-000415).